Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.93%
Expected life (in years)			6 years
Expected volatility			44.30%
Expected dividends	0.00%	0.00%	0.00%